4. COMMON STOCK AND WARRANTS (Details) - Issued and Outstanding Warrants (USD $)	44 Months Ended
	Mar. 01, 2015	Sep. 30, 2013
Issued and Outstanding Warrants [Abstract]
	2,925,000	1,600,000
(in Dollars per share)	$ 0.25
Mar. 01, 2015